RBC FUNDS TRUST

RBC U.S. Long Corporate Fund

RBC U.S. Investment Grade Corporate Fund

RBC U.S. High Yield Corporate Fund

RBC U.S. PRisM 1 Fund

RBC U.S. PRisM 2 Fund

RBC U.S. PRisM 3 Fund

RBC U.S. Inflation-Linked Fund

RBC U.S. Securitized Asset Fund

Supplement dated April 2, 2012 to the Statement of Additional

Information (“SAI”) dated November 23, 2011

This Supplement provides additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

All references to and information regarding Gordon Telfer, Chief Investment Officer, U.S. Equity Funds are deleted from the SAI.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RBC FUNDS TRUST

RBC BlueBay Emerging Market Select Bond Fund

RBC BlueBay Emerging Market Corporate Bond Fund

RBC BlueBay Global High Yield Bond Fund

RBC BlueBay Global Convertible Bond Fund

(“RBC BlueBay Funds”)

Supplement dated April 2, 2012 to the Statement of Additional

Information (“SAI”) dated November 23, 2011

This Supplement provides additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

BlueBay Restructuring

On April 2, 2012, in connection with an internal corporate restructuring within the RBC organization, the investment advisory business and operations of BlueBay Asset Management Ltd. (“BlueBay”), sub-adviser to the RBC BlueBay Funds, were transferred to a new limited liability partnership entity called BlueBay Asset Management, LLP (“BlueBay LLP”). The internal restructuring did not involve any change of actual management, control, investment personnel, or operations. As a result of the restructuring, the initial BlueBay Fund shareholders and the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, approved a new Sub-Advisory Agreement with BlueBay LLP with terms and conditions that are substantially identical to the prior Sub-Advisory Agreement with BlueBay. The new Sub-Advisory Agreement with BlueBay LLP became effective on April 2, 2012.

Emerging Market Select Bond Fund Portfolio Manager

Information regarding and references to Neil Phillips in the SAI are deleted and replaced with the information below for Nick Shearn. Mr. Shearn serves as Portfolio Manager for the RBC BlueBay Emerging Market Select Bond Fund along with David Dowsett.

The following information as of December 31, 2011 is added to the table under the caption “INVESTMENT SUB-ADVISOR – Other Accounts Managed” on page 27 of the SAI:

Portfolio Manager	RBC BlueBay Funds Managed	Account Type	Number of Accounts	Value of Accounts	Number of Performance Fee Accounts	Value of All Performance Fee Accounts
Nick Shearn	RBC BlueBay Emerging Market Select Bond Fund	Separate Account	0	$0	0	$0
		Pooled	1	$2,666	1	$1,612
		Registered	0	$0	0	$0

The following information as of December 31, 2011 is added to the table under the heading “PORTFOLIO MANAGERS HOLDINGS” on page 28 of the SAI:

Dollar Range of Fund Shares Beneficially Owned

RBC BlueBay Emerging Market Select Bond Fund
Nick Shearn	None

Officer

All references to and information regarding Gordon Telfer, Chief Investment Officer, U.S. Equity Funds are deleted from the SAI.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RBC FUNDS TRUST

RBC BlueBay Emerging Market Select Bond Fund

Supplement dated April 2, 2012 to the

Prospectus dated November 23, 2011 (“Prospectus”)

This Supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

Information regarding and references to Neil Phillips in the “Portfolio Managers” sections of the Prospectus are deleted and replaced with the information below for Nick Shearn. Mr. Shearn has served as Portfolio Manager for the RBC BlueBay Emerging Market Select Bond Fund along with David Dowsett since inception of the Fund.

The first bullet under the heading “Portfolio Managers” on page 6 of the Prospectus is deleted and replaced with the following:

•	Nick Shearn, Portfolio Manager, has been a portfolio manager of the Fund since 2011.

The following is added to the table under the heading “Portfolio Managers” on page 37 of the Prospectus:

Portfolio Manager Name	Title	Role on Fund Since	Total Years of Financial Industry Experience	Degrees and Designations	Experience for Last 5 Years
RBC BlueBay Emerging Market Select Bond Fund
Nick Shearn	Portfolio Manager	2011	26	BSc (Hons) in Economics	Royal Bank of Scotland (September 2008 to May 2011); Deutsche Bank in London (2002 to 2008)

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RBC FUNDS TRUST

RBC Mid Cap Value Fund

RBC SMID Cap Growth Fund

RBC Enterprise Fund

RBC Small Cap Core Fund

RBC Microcap Value Fund

Access Capital Community Investment Fund

Supplement dated April 2, 2012 to the Statement of Additional

Information (“SAI”) dated November 23, 2011

This Supplement provides additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

All references to and information regarding Gordon Telfer, Chief Investment Officer, U.S. Equity Funds are deleted from the SAI.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RBC FUNDS TRUST

Prime Money Market Fund

Tax-Free Money Market Fund

U.S. Government Money Market Fund

Supplement dated April 2, 2012 to the Statement of Additional

Information (“SAI”) dated November 23, 2011

This Supplement provides additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

All references to and information regarding Gordon Telfer, Chief Investment Officer, U.S. Equity Funds are deleted from the SAI.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RBC FUNDS TRUST

RBC Money Market Funds

Prime Money Market Fund

U.S. Government Money Market Fund

Tax-Free Money Market Fund

Supplement dated April 2, 2012 to the Prospectus of the RBC Money Market Funds

dated November 23, 2011

This Supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.

On page 27 of the Prospectus, the following heading is inserted above the following paragraph which appears on that page:

Additional Purchase and Sale Information

RBC Select Class, RBC Reserve Class, RBC Investor Class, and RBC Institutional Class 2

In those instances where clients of RBC Wealth Management and introducing brokers that clear transactions through RBC Correspondent Services or RBC Advisor Services request transactions that require settlement on a “same-day” basis, the Fund shares necessary to effect such transactions will be deemed to have been transferred to RBC Wealth Management prior to the Fund’s declaration of dividends on that day. In such instances, shareholders will receive all dividends declared and reinvested through the date immediately preceding the date of redemption and RBC Wealth Management shall retain the last day’s dividend to offset RBC Wealth Management’s cost of advancing payment on such client’s behalf.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE